Investment Objectives and Goals	Mar. 30, 2026
Lyrical U.S. Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary: Lyrical U.S. Value Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Lyrical U.S. Value Equity Fund (the “U.S. Fund”) seeks to achieve long-term capital growth.
Lyrical International Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary: Lyrical International Value Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Lyrical International Value Equity Fund (the “International Fund”) seeks to achieve long-term capital growth.